Federated Hermes Conservative Microshort Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—41.7%
		Auto Receivables—28.5%
$ 1,221,196		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	$1,225,839
442,683		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	444,476
640,445		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	646,645
3,250,000		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	3,256,986
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,529,307
750,000		GM Financial Automobile Leasing Trust 2020-2, Class B, 1.560%, 7/22/2024	759,121
2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.442% (1-month USLIBOR +1.350%), 7/25/2025	2,317,213
330,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	333,445
115,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	116,460
110,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	111,436
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	964,292
850,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	855,416
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,055,438
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	737,056
		TOTAL	16,353,130
		Credit Card—0.6%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.670% (1-month USLIBOR +0.580%), 2/18/2025	316,209
		Equipment Lease—5.8%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,043,125
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	299,497
		TOTAL	3,342,622
		Other—6.6%
750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	761,205
1,878,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	1,895,257
1,139,311		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	1,141,734
		TOTAL	3,798,196
		Student Loans—0.2%
122,359		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	123,994
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,928,819)	23,934,151
	[2]	COMMERCIAL PAPER—6.3%
		Banking—1.3%
750,000		NatWest Markets PLC, 0.371%, 1/7/2022	749,908
		Energy - Midstream—5.0%
2,870,000		Energy Transfer LP, 0.350%, 12/1/2021	2,869,976
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,619,715)	3,619,884
		CERTIFICATES OF DEPOSIT—3.1%
		Banking—3.1%
1,000,000		MUFG Bank Ltd., 0.440%, 12/7/2022	999,824
750,000		National Bank of Kuwait, 0.450%, 2/3/2022	750,294
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,750,000)	1,750,118

Principal Amount or Shares			Value
		CORPORATE BOND—1.3%
		Financial Institution - Finance Companies—1.3%
$ 750,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.466% (3-month USLIBOR +0.350%), 12/15/2022 (IDENTIFIED COST $750,000)	$749,965
		OTHER REPURCHASE AGREEMENTS—16.7%
2,870,000		BNP Paribas S.A. 0.15%, dated 11/30/2021, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,003,521 on 12/1/2021, in which collateralized mortgage obligations, corporate bond and medium-term notes with a market value of $127,501,482 have been received as collateral and held with BNY Mellon as tri-party agent.	2,870,000
1,000,000		MUFG Securities Americas, Inc., 0.22%, dated 11/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 12/1/2021, in which American depositary receipts, asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, treasury bonds and unit investment trust with a market value of $561,003,429 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,870,000		Societe Generale, Paris, 0.13%, dated 11/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 12/1/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $357,001,290 have been received as collateral and held with BNY Mellon as tri-party agent.	2,870,000
2,870,000		Standard Chartered Bank, 0.16%, dated 11/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 12/1/2021, in which treasury bills, treasury bonds and treasury notes with a market value of $102,004,334 have been received as collateral and held with BNY Mellon as tri-party agent.	2,870,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $9,610,000)	9,610,000
		INVESTMENT COMPANY—30.6%
17,612,489		Federated Hermes Institutional Money Market Management, Institutional Shares, 0.01%[3] (IDENTIFIED COST $17,608,966)	17,607,205
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $57,267,500)	57,271,323
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	197,554
		TOTAL NET ASSETS—100%	$57,468,877
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$33,446,198
Purchases at Cost	$—
Proceeds from Sales	$(15,837,232)
Change in Unrealized Appreciation/Depreciation	$(1,761)
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2021	$17,607,205
Shares Held as of 11/30/2021	17,612,489
Dividend Income	$353
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At November 30, 2021, MMM represents 30.6% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$23,934,151	$—	$23,934,151
Commercial Paper	—	3,619,884	—	3,619,884
Certificates of Deposit	—	1,750,118	—	1,750,118
Corporate Bond	—	749,965	—	749,965
Other Repurchase Agreements	—	9,610,000	—	9,610,000
Investment Company	17,607,205	—	—	17,607,205
TOTAL SECURITIES	$17,607,205	$39,664,118	$—	$57,271,323

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note